15 Financial instruments (Details 2) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 16,446	$ 17,608	$ 7,387
Financial assets at fair value through profit or loss	4,946	3,798	1,563
Financial instruments	21,718	21,406	8,950
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	55	78	1,406
Financial assets at fair value through profit or loss
Financial instruments	55	78	1,406
Exchange differences [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	570	830	6,000
Financial assets at fair value through profit or loss	579	1,456
Financial instruments	1,149	2,286	6,000
Changes in fair value of financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	989	383	1,563
Financial instruments	989	383	1,563
Adjustment to present value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		622	(1)
Financial assets at fair value through profit or loss
Financial instruments		$ 622	(1)
Corporate notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	415
Financial assets at fair value through profit or loss
Financial instruments	$ 415
Bank fees and expenses [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost			(18)
Financial assets at fair value through profit or loss
Financial instruments			$ (18)